Financial assets and liabilities - Risk Management Strategy (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk [member]
Reasonably possible increase in interest rates
Loss before income taxes	$ 0	$ 96